Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020			$ 13,815,000
2021			13,586,000
2022			12,952,000
2023			12,330,000
2024 and thereafter			115,294,000
Total			182,106,000
Contingent consideration, liability	$ 9,312,000		8,903,000	$ 7,419,000
Office leases
Operating Leased Assets [Line Items]
Rent expense			10,100,000	$ 13,300,000	$ 5,200,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			8,980,000
2020			8,598,000
2021			8,200,000
2022			7,176,000
2023			6,610,000
2024 and thereafter			28,144,000
Total			67,708,000
Office leases
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020			8,598,000
2021			8,200,000
2022			7,176,000
2023			6,610,000
2024 and thereafter			28,144,000
Total			67,708,000
Fixed lease expense	2,147,000
Operating lease expense		$ 2,600,000
Variable lease expense	367,000
Operating lease cost	2,514,000
Office leases | THL Hotel Portfolio | Maximum
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Contingent consideration, liability						$ 13,000,000.0
Ground Leases
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020			5,217,000
2021			5,386,000
2022			5,776,000
2023			5,720,000
2024 and thereafter			87,150,000
Total			114,398,000
Fixed lease expense	1,935,000
Operating lease expense		$ 2,000,000.0
Variable lease expense	573,000
Operating lease cost	$ 2,508,000
Discontinued Operations, Held-for-sale or Disposed of by Sale | Office leases
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Total			$ 3,600,000